UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2010 – June 30, 2010

Item 1.  Schedule of Investments.

GRISANTI BROWN VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (Unaudited)

Shares		Security Description	Value

Common Stock - 96.8%

Energy - 17.8%
47,770		The Williams Cos., Inc.	$ 873,236
61,190		Valero Energy Corp.	1,100,196
62,190		Weatherford International, Ltd. (a)	817,177
			2,790,609

Financial Services - 18.7%
64,600		Bank of America Corp.	928,302
23,110		JPMorgan Chase & Co.	846,057
53,790		The Charles Schwab Corp.	762,742
3,030		The Goldman Sachs Group, Inc.	397,748
			2,934,849

Healthcare - 13.3%
61,200		Pfizer, Inc.	872,712
23,250		Teva Pharmaceutical Industries, Ltd., ADR	1,208,767
			2,081,479

Industrials - 15.5%
12,220		Lear Corp. (a)	808,964
22,150		Navistar International Corp. (a)	1,089,116
28,760		Terex Corp. (a)	538,962
			2,437,042

Insurance - 5.3%
16,730		Chubb Corp.	836,667

Materials - 8.0%
7,820		Air Products and Chemicals, Inc.	506,814
19,090		The Mosaic Co.	744,128
			1,250,942

Technology - 18.3%
77,750		Applied Materials, Inc.	934,555
97,640		Dell, Inc. (a)	1,177,539
16,560		Fiserv, Inc. (a)	756,130
			2,868,224

Total Common Stock (Cost $16,212,477)			$ 15,199,812

Total Investments - 96.8%
(Cost $16,212,477)*			$ 15,199,812
Other Assets and Liabilities, Net - 3.2%			501,289
Total Net Assets - 100.0%			$ 15,701,101

ADR American Depository Receipt

(a) Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

	Gross Unrealized Appreciation	$ 807,836
	Gross Unrealized Depreciation	(1,820,501)
	Net Unrealized Depreciation	$ (1,012,665)

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2010:

The Fund has a three-tier fair value hierarchy.  The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ 15,199,812
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total Investments	$ 15,199,812

The Level 1 inputs displayed in this table are Common Stock.
Refer to the Schedule of Investments for a further breakout of each security by type.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	July 27, 2010

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	July 27, 2010